Leases - Maturity analysis of Group's lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 3,071,680	$ 1,174,016
Weighted average interest rate (as a percent)	5.00%
0-1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 893,004	362,176
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1,981,465	588,028
More that 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 197,211	$ 223,812